REVENUE AND COST OF SALES	6 Months Ended
Jun. 30, 2022
Revenue And Cost Of Sales

16.  REVENUE AND COST OF SALES

The Company’s revenues for the six months ended June 30, 2022 and 2021, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Concentrate sales	$11,189	$-	$20,978	$-
Provisional pricing adjustments	(1,819)	-	(558)	29
	$9,370	$-	$20,420	$29

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consists of care and maintenance costs incurred during the work stoppage at the Avino Mine during the six months ended June 30, 2021.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Production costs	$4,987	$-	$10,834	$-
Stand-by and ramp-up costs	-	554	-	800
Depreciation and depletion	481	463	940	926
	$5,468	$1,017	$11,774	$1,726